FAIR VALUE MEASUREMENTS - Contingent Guarantee (Details) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2024	Jun. 30, 2024	Feb. 09, 2024
FAIR VALUE MEASUREMENTS
Contingent guarantee	$ 3,256,863		$ 3,256,863	$ 3,256,863
Value of shares issued as payment towards contingent guarantee		$ 1,210,290
Repayment obligation of contingent guarantee		2,886,347
Change in fair value, contingent guarantee	$ 3,256,863	$ 839,775	$ 3,256,863